Notes and Amounts Receivable for Equity Issued (Details Narrative)						9 Months Ended		12 Months Ended
	Sep. 07, 2022 shares	Nov. 10, 2021 USD ($) shares $ / shares	Nov. 10, 2021 USD ($) shares $ / shares $ / shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 shares	Nov. 10, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement						785,000		3,910,000
Accrued interest income | $						$ 39,424
Accrued interest | $						39,424
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement	245,000
Promissory note [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						$ 1,184,549
Number of warrants exercised						12,176,667
Number of share options exercised in share-based payment arrangement						1,810,000
Promissory note one [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						$ 48,087
Promissory note two [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						48,087
Promissory note three [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						48,087
Promissory note four [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						24,044
Promissory note five [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						14,426
Promissory note six [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						189,680
Promissory note seven [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						95,924
Promissory note eight [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						146,639
Promissory note nine [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $						$ 34,846
Promissory note agreement [member] | Promissory note [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		$ 95,924	$ 95,924	$ 48,087	$ 48,087				$ 120,000	$ 60,000
Number of warrants exercised		1,000,000	1,000,000	500,000	500,000				1,000,000	500,000
Weighted average share price | (per share)		$ 0.10	$ 0.12	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [member] | Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $										$ 60,000
Number of warrants exercised				500,000	500,000					500,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		$ 189,680	$ 189,680						$ 237,286
Number of warrants exercised		1,416,667	1,416,667						1,416,667
Weighted average share price | (per share)		$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [member] | Chief Executive Officer [Member] | Options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		500,000	500,000
Exercise price of outstanding share options | (per share)		$ 0.12	$ 0.12						$ 0.15
Promissory note agreement [member] | Promissory note [member] | Chief Executive Officer [Member] | Options one [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		320,000	320,000
Exercise price of outstanding share options | (per share)		$ 0.06	$ 0.06						0.08
Promissory note agreement [member] | Promissory note [member] | Note holder [member] | Options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		320,000	320,000
Exercise price of outstanding share options | (per share)		$ 0.08	$ 0.08						$ 0.10
Promissory note agreement [member] | Promissory note [member] | Note holder [member] | Warrant one [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		$ 146,639	$ 146,639						$ 193,443
Number of warrants exercised		1,800,000	1,800,000						1,800,000
Weighted average share price | (per share)		$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [member] | Note holder [member] | Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised		500,000	500,000						500,000
Weighted average share price | (per share)		$ 0.08	$ 0.10
Promissory note agreement [member] | Promissory note [member] | Director [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		$ 34,846	$ 34,846						$ 43,592
Number of share options exercised in share-based payment arrangement		670,000	670,000
Exercise price of outstanding share options | (per share)		$ 0.06	$ 0.06						$ 0.08
Promissory note agreement [member] | Promissory note one [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 48,087	$ 48,087					$ 60,000
Number of warrants exercised				500,000	500,000					500,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note two [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 48,087	$ 48,087					$ 60,000
Number of warrants exercised				500,000	500,000					500,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note three [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 24,044	$ 24,044					$ 30,000
Number of warrants exercised				250,000	250,000					250,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note four [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 14,426	$ 14,426					$ 18,000
Number of warrants exercised				150,000	150,000					150,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note five [member] | Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $				$ 48,088	$ 48,088
Promissory note agreement [member] | Promissory note six [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 144,261	$ 144,261					$ 180,000
Number of warrants exercised				1,500,000	1,500,000					1,500,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note seven [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 96,174	$ 96,174					$ 120,000
Number of warrants exercised				1,000,000	1,000,000					1,000,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note eight [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 19,235	$ 19,235					$ 24,000
Number of warrants exercised				200,000	200,000					200,000
Weighted average share price | (per share)				$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note nine [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 226,971	$ 226,971					$ 283,200
Number of warrants exercised				2,360,000	2,360,000					2,360,000
Weighted average share price | (per share)				$ 0.10	$ 0.12